MASTER TRUST (Tables) - EBP 008	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The net assets of the Master Trust and the Plan's interest in the net assets of the Master Trust are summarized as follows:

	December 31,
	2025		2024
	Master Trust	Plan's interest in Master Trust	Master Trust	Plan's interest in Master Trust
Investments
Brokerage accounts
Cash	$36,704,440	$36,559,099	$34,763,871	$34,620,101
Common stocks	70,996,693	70,453,992	57,213,231	56,854,484
Mutual funds	51,704,413	50,943,581	44,938,018	44,305,157
Other brokerage	57,714,481	57,340,220	43,835,594	43,365,423
Mutual funds	229,730,105	225,090,358	210,265,504	203,616,909
Investments measured at NAV
Separate account funds	934,868,683	923,654,706	859,269,258	849,429,679
Lifecycle commingled pools	1,359,492,485	1,308,515,904	1,195,472,632	1,150,658,053
Common collective trusts	1,233,961,343	1,213,741,754	1,075,299,174	1,055,820,311
Investments, at fair value	3,975,172,643	3,886,299,614	3,521,057,282	3,438,670,117
Stable value fund, at contract value	281,565,485	278,342,514	285,334,090	282,990,601
Total investments	4,256,738,128	4,164,642,128	3,806,391,372	3,721,660,718
Accrued fees	(35,466)	(35,466)	(44,365)	(44,365)
Net assets	$4,256,702,662	$4,164,606,662	$3,806,347,007	$3,721,616,353
The net investment income of the Master Trust is summarized as follows:

	Year Ended December 31,
	2025	2024
Interest	$17,685,923	$16,296,428
Dividends	9,494,578	8,982,897
Net appreciation in fair value of investments	627,763,439	376,330,214
Investment income of the Master Trust	654,943,940	401,609,539
Less: Income allocated to Rockwell Automation 1165(e) Plan and Sensia 401(k) Savings Plan	(14,385,876)	(8,987,923)
Plan's income in the Master Trust	$640,558,064	$392,621,616

Schedule of Fair Value of Master Trust Investments
The following tables set forth by level, within the fair value hierarchy, the fair value of the Master Trust’s investments:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Brokerage accounts
Cash	$36,704,440	$—	$—	$36,704,440
Common stocks	70,996,693	—	—	70,996,693
Mutual funds	51,704,413	—	—	51,704,413
Other	57,714,481	—	—	57,714,481
Mutual funds	229,730,105	—	—	229,730,105
Total assets in the fair value hierarchy	$446,850,132	$—	$—	446,850,132
Investments measured at NAV (a)				3,528,322,511
Investments at fair value				$3,975,172,643

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Brokerage accounts
Cash	$34,763,871	$—	$—	$34,763,871
Common stocks	57,213,231	—	—	57,213,231
Mutual funds	44,938,018	—	—	44,938,018
Other	43,835,594	—	—	43,835,594
Mutual funds	210,265,504	—	—	210,265,504
Total assets in the fair value hierarchy	$391,016,218	$—	$—	391,016,218
Investments measured at NAV (a)				3,130,041,064
Investments at fair value				$3,521,057,282
(a) In accordance with ASC Subtopic 820-10, certain investments that were measured at the NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the net assets of the Master Trust in the previous table.
The following tables summarize the Master Trust's investments for which fair value is measured using the NAV per share practical expedient. There are no participant redemption restrictions for these investments; the redemption notice period is applicable only to the Plan.

	December 31, 2025
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Separate account funds	$934,868,683	N/A	Daily	0-30 days
Lifecycle commingled pools	1,359,492,485	N/A	Daily	15 days
Common collective trusts	1,233,961,343	N/A	Daily	0-90 days
Total investments measured at NAV	$3,528,322,511

	December 31, 2024
	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Separate account funds	$859,269,258	N/A	Daily	0-30 days
Lifecycle commingled pools	1,195,472,632	N/A	Daily	15 days
Common collective trusts	1,075,299,174	N/A	Daily	0-90 days
Total investments measured at NAV	$3,130,041,064